UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential High Yield Fund, Inc.
(f/k/a Dryden High Yield Fund, Inc.)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	5/31/2010

Item 1.	Schedule of Investments

Prudential High Yield Fund, Inc.

Schedule of Investments

as of May 31, 2010 (Unaudited)

	Moody’s Ratings*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 97.1%
ASSET BACKED SECURITIES — 1.0%
Baker Street Funding (Cayman Islands), Ser. 2006-1A, Cl. E, 144A(a)(l)	Ca	4.253%	10/15/19	$2,851	$1,197,239
Bridgeport CLO Ltd. (Cayman Islands), Ser. 2007-2A, Cl. D, 144A(a)(b)(l)	B3	4.511%	06/18/21	2,261	1,311,381
Centurion CDO VII Ltd. (Cayman Islands), Ser. 2004-7A, Cl. D1(b)(l)	Caa3	12.090%	01/30/16	5,000	1,750,000
CSAM Funding Corp. (Cayman Islands), Ser. 2001-1A, Cl. D2, 144A(a)(b)(l)	Ca	6.678%	03/29/16	7,000	3,990,000
Golden Knight CDO Corp. (Cayman Islands), Ser. 2007-2A, Cl. B, 144A(a)(l)	Baa2	0.693%	04/15/19	3,750	2,962,500
Landmark IV CDO Ltd. (Cayman Islands), Ser. 2004-1A, Cl. B2L(a)(b)(l)	Caa1	6.407%	12/15/16	3,259	1,922,833
Liberty Square CDO Ltd. (Cayman Islands), Ser. 2001-2A, Cl. D, 144A(a)(b)(l)	C	6.956%	06/15/13	3,348	368,252

Total asset backed securities					13,502,205

BANK LOANS(a)(b) — 6.1%
Airlines
United Airlines, Inc.	B3	2.357%	02/01/14	500	440,000

Automotive — 0.5%
Ford Motor Co.	Ba1	3.326%	12/15/13	7,733	7,199,797

Cable — 1.2%
Charter Communications Operating LLC	Ba2	2.300%	03/06/14	804	743,358
Charter Communications Operating LLC	Ba2	3.550%	09/06/16	6,527	6,076,376
CSC Holdings, Inc.	Baa3	1.087%	03/31/15	3,076	2,976,071
Newsday LLC	Ba3	9.750%	08/01/13	6,000	6,300,000

					16,095,805

Capital Goods — 0.1%
Capital Safety Group Ltd.	B3	2.604%	07/20/15	176	156,745
Capital Safety Group Ltd.	B3	3.104%	07/20/16	924	822,255

					979,000

Chemicals — 0.1%
Sabic Innovative Plastic Holdings	Ba2	2.854%	08/29/14	1,327	1,297,109

Consumer — 0.3%
Realogy Corp.	Caa3	13.500%	10/15/17	2,000	2,100,000
Realogy Corp.	Caa3	13.500%	10/15/17	2,300	2,415,000

					4,515,000

Electric — 1.3%
Calpine Corp.	B1	3.165%	03/29/14	2,442	2,289,873
Texas Competitive Electric Holdings Co. LLC	B1	3.797%	10/10/14	220	169,374
Texas Competitive Electric Holdings Co. LLC	B1	3.797%	10/10/14	8,955	6,879,356
Texas Competitive Electric Holdings Co. LLC	B1	3.797%	10/10/14	11,681	8,921,304

					18,259,907

Foods — 0.3%
OSI Restaurant Partners, Inc.	B3	1.603%	06/14/13	377	325,899
OSI Restaurant Partners, Inc.	B3	2.625%	06/14/14	4,171	3,606,811

					3,932,710

Gaming — 0.3%
Harrahs Operating Co., Inc.	Caa1	3.316%	01/28/15	404	338,085
Harrahs Operating Co., Inc.	Caa1	3.316%	01/28/15	1,826	1,522,000
Motorcity Casino	B3	8.500%	07/13/12	1,622	1,589,612

					3,449,697

Healthcare & Pharmaceutical — 0.9%
Royalty Pharma Finance Trust	Baa3	7.750%	05/15/15	13,101	12,445,872

Retailers — 0.2%
Rite Aid Corp.	B3	9.500%	06/10/15	1,993	2,021,031

Technology — 0.8%
First Data Corp.	B1	3.032%	09/24/14	3,900	3,283,044
First Data Corp.	B1	3.032%	09/24/14	4,461	3,751,249
First Data Corp.	B1	3.087%	09/24/14	2,394	2,017,016

Spansion LLC	NR	7.858%	02/09/15	2,500	2,468,750

					11,520,059

Telecommunications — 0.1%
Level 3 Communications, Inc.	B1	9.080%	03/13/14	1,500	1,606,875

Total bank loans					83,762,862

CORPORATE BONDS — 89.6%
Aerospace / Defense — 1.2%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	765	791,775
Colt Defense LLC / Colt Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,290,000; purchased 1/13/10-3/23/10)(b)(c)	B2	8.750%	11/15/17	3,250	2,600,000
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	175	171,719
Hawker Beechcraft Acquisition Co. LLC, Gtd. Notes(d)	Caa3	8.500%	04/01/15	1,650	1,381,875
Moog, Inc.,
Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,130	2,050,125
Sr. Sub. Notes	Ba3	7.250%	06/15/18	2,850	2,821,500
TransDigm, Inc.,
Gtd. Notes	B3	7.750%	07/15/14	830	827,925
Gtd. Notes, 144A	B3	7.750%	07/15/14	5,125	5,125,000

					15,769,919

Airlines — 0.4%
AMR Corp., Sr. Unsec’d. Notes, Ser. B, M.T.N.	CCC+(e)	10.400%	03/10/11	4,550	4,459,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B, Cl. B(b)	Ba2	6.748%	03/15/17	489	450,119

					4,909,119

Automotive — 3.4%
American Axle & Manufacturing, Inc., Gtd. Notes(d)	Caa2	7.875%	03/01/17	3,650	3,230,250
Cooper-Standard Automotive, Inc., Sr. Notes, 144A	B2	8.500%	05/01/18	2,275	2,240,875
Ford Motor Co., Sr. Unsec’d. Notes(d)	B2	7.450%	07/16/31	2,250	2,002,500
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	Ba3	7.000%	10/01/13	795	801,881
Sr. Unsec’d. Notes(d)	Ba3	7.500%	08/01/12	10,000	10,175,110
Sr. Unsec’d. Notes(d)	Ba3	8.000%	12/15/16	5,065	5,074,836
Lear Corp., Gtd. Notes	B1	8.125%	03/15/20	3,075	3,005,813
Navistar International Corp., Gtd. Notes	B1	8.250%	11/01/21	6,625	6,625,000
TRW Automotive, Inc., 144A
Gtd. Notes	B3	7.000%	03/15/14	1,225	1,203,562
Gtd. Notes(d)	B3	7.250%	03/15/17	7,950	7,711,500
Gtd. Notes(d)	B3	8.875%	12/01/17	2,375	2,398,750
Visteon Corp., Sr. Unsec’d. Notes (original cost $1,855,569; purchased 4/28/06-2/16/07)(b)(c)(d)(f)	NR	7.000%	03/10/14	2,190	2,332,350

					46,802,427

Banking — 1.4%
BAC Capital Trust VI, Ltd. Gtd. Notes	Baa3	5.625%	03/08/35	760	612,849
BAC Capital Trust XI, Ltd. Gtd. Notes	Baa3	6.625%	05/23/36	485	418,782
BAC Capital Trust XIV, Ltd. Gtd. Notes(a)	Ba3	5.630%	12/31/49	465	320,850
Bank of America Corp., Jr. Sub. Notes(a)	Ba3	8.000%	12/29/49	7,260	6,979,328
HSBK Europe BV (Netherlands), Gtd. Notes, 144A(l)	Ba2	7.250%	05/03/17	4,500	4,095,000
MBNA Capital A, Ltd., Gtd. Notes, Ser. A	Baa3	8.278%	12/01/26	2,250	2,193,750
Wachovia Bank NA, Sub. Notes	Aa3	6.600%	01/15/38	375	390,978
Wind Acquisition Holdings Finance SA (Luxembourg), Sr. Sec’d. Notes, PIK, 144A(d)(l)	B3	12.250%	07/15/17	3,700	3,478,000

					18,489,537

Building Materials & Construction — 1.8%
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A (original cost $2,425,000; purchased 2/2/10)(c)	Ba3	7.000%	02/15/20	2,425	2,400,750
D.R. Horton, Inc.,
Gtd. Notes	Ba3	6.500%	04/15/16	100	98,750
Gtd. Notes	Ba3	9.750%	09/15/10	110	111,100
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	2,900	2,929,000
KB Home, Gtd. Notes(d)	B1	6.375%	08/15/11	429	436,507
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,845	2,998,855
Ryland Group, Inc., Gtd. Notes	Ba3	6.875%	06/15/13	3,000	3,180,000
Standard Pacific Corp.,
Gtd. Notes(d)	B3	7.000%	08/15/15	500	460,000
Gtd. Notes	B3	10.750%	09/15/16	8,225	8,924,125
Sec’d. Notes	B3	8.375%	05/15/18	2,600	2,489,500

					24,028,587

Cable — 4.6%
Cablevision Systems Corp.,
Sr. Notes, 144A	B1	8.625%	09/15/17	6,325	6,356,625
Sr. Unsec’d. Notes, Ser. B	B1	7.750%	04/15/18	2,325	2,272,687
CCH II LLC / CCH II Capital Corp., Sr. Notes(d)	B2	13.500%	11/30/16	1,438	1,647,862
CCO Holdings LLC / CCO Holdings Capital Corp., 144A(d)
Gtd. Notes	B2	7.875%	04/30/18	1,275	1,251,094
Gtd. Notes	B2	8.125%	04/30/20	1,125	1,113,750
Cequel Communications Holdings I LLC, Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17	10,225	9,867,125
Charter Communications Operating LLC, Sec’d. Notes, 144A	B1	8.000%	04/30/12	3,690	3,851,437
CSC Holdings, Inc.,
Sr. Unsec’d. Notes	Ba3	6.750%	04/15/12	59	61,065
Sr. Unsec’d. Notes(d)	Ba3	7.625%	07/15/18	1,150	1,161,500
Sr. Unsec’d. Notes(d)	Ba3	7.875%	02/15/18	161	164,220
Sr. Unsec’d. Notes, 144A	Ba3	8.500%	06/15/15	1,650	1,707,750
Sr. Unsec’d. Notes, 144A	Ba3	8.625%	02/15/19	1,600	1,668,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	1,340	1,313,200
Escrow CB Frontier Vision(b)(f)	NR	0.000%	10/15/10	575	6
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.500%	10/15/15	1,885	1,870,863
Mediacom LLC, Sr. Notes, 144A	B3	9.125%	08/15/19	1,100	1,089,000
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(l)	B2	7.750%	03/15/16	4,065	3,912,562
UPC Germany GmbH (Germany), Sr. Sec’d. Notes, 144A(l)	B1	8.125%	12/01/17	1,400	1,372,000
UPC Holding BV (Netherlands), Sr. Sec’d. Notes, 144A(l)	B2	9.875%	04/15/18	9,250	9,342,500
Videotron Ltee (Canada),(l)
Gtd. Notes	Ba2	6.375%	12/15/15	4,325	4,130,375
Gtd. Notes	Ba2	6.875%	01/15/14	253	251,735
Gtd. Notes	Ba2	9.125%	04/15/18	1,900	2,033,000
Virgin Media Finance PLC (United Kingdom),(l)
Gtd. Notes	B1	8.375%	10/15/19	1,900	1,895,250
Gtd. Notes	B1	9.125%	08/15/16	975	985,969
Gtd. Notes, Ser. 1	B1	9.500%	08/15/16	3,350	3,433,750

					62,753,325

Capital Goods — 7.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	3,100	2,929,500
ALH Finance LLC, Gtd. Notes(d)	Caa1	8.500%	01/15/13	7,725	7,531,875
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%	03/15/18	3,250	3,217,500
Aquilex Holdings LLC/Aquilex Finance Corp., Sr. Notes, 144A	B3	11.125%	12/15/16	2,375	2,375,000
Ashtead Capital, Inc., Sec’d. Notes, 144A(d)	B2	9.000%	08/15/16	6,260	6,228,700
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A(d)(l)	B2	8.625%	08/01/15	3,675	3,638,250
Avis Budget Car Rental LLC, Gtd. Notes(a)	B3	2.936%	05/15/14	310	272,800
Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	4,671	4,694,355
Columbus McKinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	5,195	5,214,481
Johnson Diversey Holdings, Inc., 144A
Gtd. Notes	B3	8.250%	11/15/19	2,875	2,946,875
Sr. Notes	Caa1	10.500%	05/15/20	5,375	5,778,125
Hertz Corp. (The), Gtd. Notes	B2	8.875%	01/01/14	8,335	8,376,675
International Wire Group, Inc., Sr. Sec’d. Notes, 144A (original cost $2,624,507; purchased 4/20/10)(b)(c)	B3	9.750%	04/15/15	2,650	2,626,813
Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A(d)(l)	B1	9.500%	05/04/20	770	716,100
NES Rentals Holdings, Inc., Sr. Sec’d. Notes, 144A	Caa2	12.250%	04/15/15	2,000	1,917,500
Overseas Shipholding Group, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	03/30/18	3,850	3,801,875
RBS Global, Inc. and Rexnord LLC,
Gtd. Notes, 144A	Caa1	8.500%	05/01/18	5,525	5,248,750
Gtd. Notes(d)	Caa2	11.750%	08/01/16	815	851,675
RSC Equipment Rental, Inc.,
Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	2,425	2,609,906
Sr. Unsec’d. Notes(d)	Caa2	9.500%	12/01/14	3,365	3,196,750
Sr. Unsec’d. Notes, 144A(d)	Caa2	10.250%	11/15/19	2,050	1,968,000
SPX Corp.,
Sr. Unsec’d. Notes	Ba2	7.500%	01/01/13	1,750	1,785,000
Sr. Unsec’d. Notes	Ba2	7.625%	12/15/14	6,095	6,201,663
Stena AB (Sweden), Sr. Unsec’d. Notes(l)	Ba2	7.000%	12/01/16	229	220,985
Terex Corp., Sr. Sub. Notes(d)	Caa1	8.000%	11/15/17	5,480	5,082,700
Trimas Corp., Sr. Sec’d. Notes, 144A	Caa1	9.750%	12/15/17	1,875	1,903,125
United Rentals North America, Inc., Gtd. Notes	B3	10.875%	06/15/16	4,750	5,058,750

					96,393,728

Chemicals — 3.1%
CF Industries, Inc.,
Gtd. Notes	B1	6.875%	05/01/18	1,400	1,401,750
Gtd. Notes	B1	7.125%	05/01/20	7,425	7,489,969

Huntsman International LLC, Gtd. Notes, 144A	B3	8.625%	03/15/20	2,425	2,285,562
Ineos Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(d)(l)	B2	9.000%	05/15/15	3,800	3,781,000
Invista, Sr. Unsec’d. Notes, 144A (original cost $6,688,688; purchased 7/9/09-8/13/09)(b)(c)	Ba3	9.250%	05/01/12	6,850	6,962,477
Koppers, Inc., Gtd. Notes, 144A	B1	7.875%	12/01/19	2,800	2,814,000
LBI Escrow Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	11/01/17	3,950	4,019,125
Momentive Performance Materials, Inc., Gtd. Notes(d)	Caa2	9.750%	12/01/14	4,850	4,619,625
Mosaic Co. (The), Sr. Unsec’d. Notes, 144A	Baa2	7.375%	12/01/14	165	175,517
Mosaic Global Holdings, Inc., Sr. Unsec’d. Notes	Baa2	7.300%	01/15/28	100	110,926
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes(l)	B1	8.375%	11/01/16	5,590	5,617,950
Solutia, Inc., Gtd. Notes	B2	7.875%	03/15/20	2,800	2,786,000

					42,063,901

Consumer — 2.2%
Geo Group, Inc. (The), Gtd. Notes, 144A	B1	7.750%	10/15/17	2,100	2,092,125
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	3,125	3,015,625
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	2,635	2,437,375
Phillips-Van Heusen Corp., Sr. Unsec’d. Notes(d)	B2	7.375%	05/15/20	2,075	2,085,375
Realogy Corp.,
Gtd. Notes	Ca	10.500%	04/15/14	10,590	9,001,500
Gtd. Notes, PIK	Ca	11.000%	04/15/14	319	267,931
Gtd. Notes	Ca	12.375%	04/15/15	4,850	3,637,500
Service Corp. International,
Sr. Unsec’d. Notes	B1	7.000%	06/15/17	2,225	2,158,250
Sr. Unsec’d. Notes	B1	7.375%	10/01/14	290	292,900
Sr. Unsec’d. Notes	B1	7.875%	02/01/13	450	436,500
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250%	02/15/13	4,230	4,113,675

					29,538,756

Electric — 4.8%
AES Corp. (The),
Sr. Sec’d. Notes, 144A	Ba3	8.750%	05/15/13	326	330,890
Sr. Unsec’d. Notes	B1	7.750%	03/01/14	2,000	2,000,000
Sr. Unsec’d. Notes	B1	7.750%	10/15/15	2,400	2,382,000
Sr. Unsec’d. Notes(d)	B1	8.000%	06/01/20	1,550	1,503,500
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	Ba1	9.000%	01/02/17	7,485	7,784,330
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	8.500%	04/15/11	1,200	1,249,804
Dynegy Roseton/Danskammer, Pass-thru Certs.,
Ser. A	B2	7.270%	11/08/10	23	22,222
Ser. B	B2	7.670%	11/08/16	6,300	5,607,000
Energy Future Holdings Corp.,
Sr. Sec’d. Notes	Caa3	9.750%	10/15/19	3,830	3,617,312
Sr. Sec’d. Notes, 144A(d)	Caa3	10.000%	01/15/20	2,275	2,263,625
Energy Future Intermediate Holding Co. LLC, Sr. Sec’d. Notes	B+(e)	9.750%	10/15/19	128	120,892
Ipalco Enterprises, Inc.,
Sr. Sec’d. Notes, 144A	Ba1	7.250%	04/01/16	55	55,963
Sr. Sec’d. Notes	Ba1	8.625%	11/14/11	325	338,812
Midwest Generation LLC, Pass-thru Certs., Ser. B	Ba1	8.560%	01/02/16	1,866	1,856,586
Mirant Americas Generation LLC,
Sr. Unsec’d. Notes	B3	8.300%	05/01/11	550	559,625
Sr. Unsec’d. Notes(d)	B3	8.500%	10/01/21	2,200	2,013,000
Mirant Corp., 144A(b)	NR	7.400%	07/15/49	2,675	2,675
Mirant Mid Atlantic LLC, Pass-thru Certs.,
Ser. A	Ba1	8.625%	06/30/12	303	307,461
Ser. B	Ba1	9.125%	06/30/17	5,032	5,207,829
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	3,965	3,974,913
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250%	06/01/11	2,465	2,622,043
North American Energy Alliance LLC, Sr. Sec’d. Notes, 144A (original cost $3,445,300; purchased 9/22/09)(c)	Ba3	10.875%	06/01/16	3,525	3,604,312
NRG Energy, Inc.,
Gtd. Notes	B1	7.250%	02/01/14	4,775	4,715,313
Gtd. Notes	B1	7.375%	02/01/16	4,970	4,808,475
Gtd. Notes	B1	7.375%	01/15/17	1,230	1,168,500
Sierra Pacific Resources, Sr. Unsec’d. Notes	Ba3	6.750%	08/15/17	1,364	1,372,376
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.875%	06/15/17	390	360,750
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $5,682,809; purchased 12/22/08-5/28/10)(b)(c)	Ba2	9.000%	12/30/13	5,934	6,094,745

					65,944,953

Energy - Integrated — 0.2%
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A(l)	Baa2	7.500%	07/18/16	2,200	2,271,500

Energy - Other — 6.2%
Cie Generale de Geophysique-Veritas (France),(l)
Gtd. Notes	Ba3	7.500%	05/15/15	2,980	2,890,600
Gtd. Notes	Ba3	7.750%	05/15/17	65	61,750
Gtd. Notes	Ba3	9.500%	05/15/16	3,535	3,694,075
Denbury Resources, Inc.,
Gtd. Notes	B1	8.250%	02/15/20	483	498,698
Gtd. Notes	B1	9.750%	03/01/16	2,875	3,069,062
Forest Oil Corp., Gtd. Notes	B1	7.250%	06/15/19	4,600	4,329,750
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	8,014	8,064,088
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	6.625%	09/01/14	3,158	3,165,895
Sr. Sub. Notes	Ba3	7.125%	05/15/18	125	123,437
OPTI Canada, Inc. (Canada),(l)
Sr. Sec’d. Notes	Caa3	7.875%	12/15/14	13,525	11,496,250
Sr. Sec’d. Notes	Caa3	8.250%	12/15/14	2,825	2,415,375
Parker Drilling Co., Sr. Notes, 144A	B1	9.125%	04/01/18	1,750	1,662,500
Petrohawk Energy Corp.,
Gtd. Notes	B3	7.875%	06/01/15	3,420	3,313,125
Gtd. Notes	B3	9.125%	07/15/13	3,055	3,131,375
Petroplus Finance Ltd. (Bermuda), 144A(l)
Sec’d. Notes	B2	7.000%	05/01/17	3,300	2,772,000
Sr. Sec’d. Notes(d)	B2	6.750%	05/01/14	8,150	7,335,000
Pioneer Natural Resources Co.,
Gtd. Notes	Ba1	5.875%	07/15/16	780	751,874
Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	8,415	8,191,094
Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,400	1,364,665
Sr. Unsec’d. Notes	Ba1	7.500%	01/15/20	4,000	3,999,768
Plains Exploration & Production Co.,
Gtd. Notes	B1	7.625%	06/01/18	1,200	1,120,500
Gtd. Notes	B1	7.750%	06/15/15	985	959,144
Gtd. Notes	B1	10.000%	03/01/16	1,200	1,245,000
Range Resources Corp.,
Gtd. Notes	Ba3	7.500%	05/15/16	3,510	3,518,775
Gtd. Notes	Ba3	7.500%	10/01/17	415	417,075
SandRidge Energy, Inc., 144A
Gtd. Notes(d)	B3	8.000%	06/01/18	6,095	5,455,025
Gtd. Notes	B3	8.750%	01/15/20	150	135,750

					85,181,650

Foods — 1.7%
Aramark Corp., Gtd. Notes	B3	8.500%	02/01/15	2,350	2,344,125
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	305	301,188
Del Monte Corp.,
Gtd. Notes	Ba3	6.750%	02/15/15	1,000	1,002,500
Gtd. Notes, 144A	Ba3	7.500%	10/15/19	2,425	2,467,437
Games Merger Corp., Sr. Notes, 144A	B3	11.000%	06/01/18	1,525	1,502,125
Ingles Markets, Inc., Sr. Unsec’d. Notes(d)	B1	8.875%	05/15/17	5,725	5,846,656
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.000%	07/15/14	2,205	2,360,728
Stater Brothers Holdings, Gtd. Notes	B2	7.750%	04/15/15	550	550,000
SUPERVALU, Inc.,
Sr. Unsec’d. Notes	Ba3	7.500%	05/15/12	375	384,375
Sr. Unsec’d. Notes(d)	Ba3	8.000%	05/01/16	4,980	4,905,300
Tyson Foods, Inc., Gtd. Notes	Ba3	10.500%	03/01/14	1,365	1,603,875

					23,268,309

Gaming — 3.3%
Buffalo Thunder Development Authority, Sr. Sec’d. Notes, 144A(f)	NR	9.375%	12/15/14	615	110,700
CCM Merger, Inc., Notes, 144A (original cost $9,629,002; purchased 7/14/05-11/20/09)(c)(d)	Caa3	8.000%	08/01/13	10,635	9,837,375
Harrah’s Operating Co., Inc.,(d)
Sr. Sec’d. Notes	CCC(e)	10.000%	12/15/18	1,934	1,527,860
Sr. Sec’d. Notes	CCC(e)	10.000%	12/15/18	2,080	1,643,200
Sr. Sec’d. Notes, 144A	Ca	12.750%	04/15/18	5,400	4,995,000
MGM Mirage, Inc.,
Gtd. Notes	Caa1	6.750%	09/01/12	300	276,750
Sr. Sec’d. Notes, 144A(d)	B1	9.000%	03/15/20	6,290	6,305,725
Sr. Sec’d. Notes, 144A	B1	11.125%	11/15/17	2,940	3,182,550
Sr. Sec’d. Notes	B1	13.000%	11/15/13	5,605	6,389,700
Peninsula Gaming LLC, Gtd. Notes, 144A	B3	10.750%	08/15/17	3,960	3,900,600
Pinnacle Entertainment, Inc., 144A
Sr. Notes	B1	8.625%	08/01/17	1,725	1,742,250

Sr. Sub. Notes	Caa1	8.750%	05/15/20	600	555,000
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $460,000; purchased 11/13/08)(b)(c)	B2	10.375%	06/15/14	500	517,500
Scientific Games International, Inc., Gtd. Notes, 144A	B1	9.250%	06/15/19	1,500	1,548,750
Station Casinos, Inc.,(f)
Sr. Sub. Notes	D(e)	6.500%	02/01/14	2,930	25,637
Sr. Sub. Notes	D(e)	6.625%	03/15/18	1,810	13,575
Sr. Sub. Notes	D(e)	6.875%	03/01/16	65	569
Sr. Unsec’d. Notes	D(e)	6.000%	04/01/12	134	8,353
Wynn Las Vegas LLC, First Mtge. Bonds, 144A	Ba2	7.875%	11/01/17	750	742,500
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $1,139,250; purchased 3/30/10)(b)(c)	B1	11.375%	07/15/16	1,050	1,123,500

					44,447,094

Healthcare & Pharmaceutical — 11.3%
Accellent, Inc.,
Gtd. Notes	Caa2	10.500%	12/01/13	15,490	14,947,850
Sr. Sec’d. Notes, 144A	B1	8.375%	02/01/17	1,175	1,133,875
Alliance Healthcare Services, Inc., Sr. Notes, 144A(d)	B3	8.000%	12/01/16	5,730	5,242,950
Apria Healthcare Group, Inc., 144A(b)(c)
Sr. Sec’d. Notes (original cost $8,181,911; purchased 5/21/09-7/10/09)(d)	Ba2	11.250%	11/01/14	8,395	8,835,738
Sr. Sec’d. Notes (original cost $4,150,261; purchased 8/10/09-8/25/09)	B1	12.375%	11/01/14	4,175	4,467,250
Biomet, Inc.,
Gtd. Notes(d)	B3	10.000%	10/15/17	2,200	2,326,500
Gtd. Notes, PIK	B3	10.375%	10/15/17	7,725	8,217,469
Gtd. Notes(d)	Caa1	11.625%	10/15/17	9,320	9,949,100
Community Health Systems, Inc., Gtd. Notes	B3	8.875%	07/15/15	4,910	5,026,613
HCA, Inc.,
Sr. Sec’d. Notes, PIK	B2	9.625%	11/15/16	5,367	5,648,594
Sr. Unsec’d. Notes	Caa1	6.250%	02/15/13	1,775	1,708,437
Sr. Unsec’d. Notes	Caa1	6.375%	01/15/15	4,025	3,692,937
Sr. Unsec’d. Notes	Caa1	7.500%	11/15/95	2,850	2,208,750
Sr. Unsec’d. Notes, M.T.N.	Caa1	9.000%	12/15/14	4,000	3,970,000
Lantheus Medical Imaging, Inc., Sr. Notes, 144A	B2	9.750%	05/15/17	2,925	2,808,000
Omega Healthcare Investors, Inc.,
Gtd. Notes	Ba3	7.000%	04/01/14	3,425	3,399,313
Gtd. Notes	Ba3	7.000%	01/15/16	3,677	3,621,845
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.750%	07/15/15	3,041	3,117,025
Radnet Management, Inc., Sr. Unsec’d. Notes, 144A	Caa1	10.375%	04/01/18	7,000	6,401,500
Res-Care, Inc., Gtd. Notes	B1	7.750%	10/15/13	9,015	8,857,238
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	3,230	3,036,200
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	Ba1	6.750%	04/15/20	2,925	2,844,562
Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	10,473	10,761,007
Skilled Healthcare Group, Inc., Gtd. Notes	B3	11.000%	01/15/14	8,284	8,408,260
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%	04/15/15	8,000	8,340,000
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $3,784,203; purchased 6/21/07-6/29/09)(b)(c)	Caa1	10.000%	07/15/17	4,600	4,519,500
Ventas Realty LP, Gtd. Notes	Baa3	6.625%	10/15/14	215	216,075
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $9,091,995; purchased 8/2/07-2/5/08)(c)(d)	Caa1	10.125%	07/15/17	9,786	9,712,605

					153,419,193

Healthcare Insurance — 0.4%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.950%	03/15/17	5,600	5,530,230

Insurance — 0.4%
American General Institutional Capital A, Ltd., Gtd. Notes, 144A	Ba2	7.570%	12/01/45	3,500	2,817,500
American International Group, Inc.,
Jr. Sub. Debs.(a)	Ba2	8.175%	05/15/58	550	429,000
Sr. Unsec’d. Notes	A3	5.050%	10/01/15	670	579,550
Sr. Unsec’d. Notes, M.T.N.	A3	5.600%	10/18/16	2,210	1,889,550

					5,715,600

Lodging & Leisure — 0.9%
Felcor Lodging LP, Sr. Sec’d. Notes(d)	B2	10.000%	10/01/14	5,700	5,700,000
Host Hotels & Resorts LP,
Gtd. Notes	BB+(e)	6.875%	11/01/14	740	734,450
Gtd. Notes	Ba1	7.125%	11/01/13	2,535	2,535,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(l)	Ba3	11.875%	07/15/15	1,025	1,163,375

Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(d)	Ba1	7.875%	10/15/14	2,700	2,882,250

					13,015,075

Media & Entertainment — 6.5%
Allbritton Communications Co., Sr. Notes, 144A	B2	8.000%	05/15/18	3,125	2,953,125
AMC Entertainment, Inc.,
Gtd. Notes	Caa1	8.000%	03/01/14	4,415	4,370,850
Gtd. Notes	Caa1	11.000%	02/01/16	850	871,250
Bonten Media Acquisition Co., Gtd. Notes, PIK, 144A	Caa2	9.000%	06/01/15	500	293,385
Clear Channel Communications, Inc.,
Gtd. Notes(d)	Ca	10.750%	08/01/16	4,825	3,570,500
Sr. Unsec’d. Notes	Ca	4.900%	05/15/15	5,000	2,800,000
Sr. Unsec’d. Notes	Ca	5.500%	09/15/14	4,320	2,408,400
Sr. Unsec’d. Notes	Ca	5.500%	12/15/16	225	110,250
Sr. Unsec’d. Notes(d)	Ca	5.750%	01/15/13	2,875	2,185,000
Sr. Unsec’d. Notes	Ca	6.250%	03/15/11	4,000	3,850,000
Sr. Unsec’d. Notes	Ca	6.875%	06/15/18	550	265,375
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875%	05/15/14	2,150	731,000
Gray Television, Inc., Sr. Sec’d. Notes, 144A(d)	Caa2	10.500%	06/29/15	4,875	4,606,875
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(l)	Ba2	7.375%	12/01/17	1,600	1,596,000
Intelsat Bermuda Ltd. (Bermuda), Gtd. Notes(d)(l)	Caa3	11.250%	02/04/17	10,425	10,268,625
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A(l)	B3	8.500%	11/01/19	4,050	4,029,750
Intelsat SA (Luxembourg), Sr. Unsec’d. Notes(d)(l)	Caa3	7.625%	04/15/12	1,000	992,500
Intelsat Subsidiary Holding Co. SA (Bermuda),(l)
Gtd. Notes, 144A	B3	8.875%	01/15/15	630	633,150
Gtd. Notes	B3	8.875%	01/15/15	1,890	1,908,900
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	1,900	2,056,750
Lin Television Corp., Gtd. Notes(d)	B3	6.500%	05/15/13	1,385	1,341,719
MediaNews Group, Inc., Sr. Sub. Notes(f)	NR	6.875%	10/01/13	2,450	245
Morris Publishing Group LLC, Sec’d. Notes	NR	10.000%	09/01/14	520	496,981
Nielsen Finance LLC, Gtd. Notes	Caa1	10.000%	08/01/14	2,900	2,947,125
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	235	245,575
Salem Communications Corp., Sr. Sec’d. Notes	B2	9.625%	12/15/16	2,825	2,860,312
Sinclair Broadcast Group, Inc., Gtd. Notes(d)	Caa1	8.000%	03/15/12	5,300	5,233,750
Sinclair Television Group, Inc., Sr. Sec’d. Notes, 144A	B2	9.250%	11/01/17	4,125	4,083,750
SSI Investments II/SSI Co.-Issuer LLC, Sr. Unsec’d. Notes, 144A(d)	Caa1	11.125%	06/01/18	6,450	6,353,250
Sun Media Corp. (Canada), Gtd. Notes(l)	Ba2	7.625%	02/15/13	400	396,500
Universal City Development Partners Ltd., 144A(c)
Sr. Notes (original cost $1,186,500; purchased 10/28/09)	B3	8.875%	11/15/15	1,200	1,188,000
Sr. Sub. Notes (original cost $839,766; purchased 10/27/09)	B3	10.875%	11/15/16	850	858,500
Univision Communications, Inc., Gtd. Notes, PIK, 144A(d)	Caa2	9.750%	03/15/15	8,337	7,076,440
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	4,625	4,786,875

					88,370,707

Metals — 2.3%
Aleris International, Inc., Gtd. Notes, PIK(f)	D(e)	9.000%	12/15/14	1,050	5,513
Arch Coal, Inc., Gtd. Notes, 144A(d)	B1	8.750%	08/01/16	2,125	2,167,500
Blaze Recycling & Metals LLC, Sr. Sec’d. Notes, Ser. AI, PIK	NR	13.000%	07/15/12	43	35,810
Century Aluminum Co., Sr. Sec’d. Notes	B(e)	8.000%	05/15/14	2,962	2,861,888
Consol Energy, Inc., Gtd. Notes, 144A	B1	8.250%	04/01/20	1,250	1,276,562
FMG Finance Pty Ltd. (Australia), 144A(l)
Sr. Sec’d. Notes	B2	10.000%	09/01/13	2,933	3,141,976
Sr. Sec’d. Notes(d)	B2	10.625%	09/01/16	5,060	5,566,000
Metals USA, Inc., Sr. Sec’d. Notes(d)	B3	11.125%	12/01/15	2,096	2,132,680
Novelis, Inc. (Canada), Gtd. Notes(l)	Caa1	7.250%	02/15/15	6,150	5,764,395
Patriot Coal Corp., Gtd. Notes	B3	8.250%	04/30/18	1,700	1,666,000
Penn Virginia Resource Partners LP, Gtd. Notes	B2	8.250%	04/15/18	1,750	1,715,000
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.000%	11/01/15	2,275	2,314,813
Teck Resources Ltd. (Canada),(l)
Sr. Sec’d. Notes(d)	Baa3	10.250%	05/15/16	1,775	2,085,625
Sr. Sec’d. Notes	Baa3	10.750%	05/15/19	985	1,186,925

					31,920,687

Non-Captive Finance — 4.5%
American General Finance Corp., M.T.N.
Sr. Unsec’d. Notes, Ser. H	B2	5.375%	10/01/12	4,450	3,982,750
Sr. Unsec’d. Notes	B2	6.900%	12/15/17	8,750	6,956,250
CIT Group, Inc.,
Sr. Sec’d. Notes	B3	7.000%	05/01/13	337	323,928
Sr. Sec’d. Notes	B3	7.000%	05/01/14	1,805	1,696,534
Sr. Sec’d. Notes	B3	7.000%	05/01/15	505	465,699

Sr. Sec’d. Notes	B3	7.000%	05/01/16	8,541	7,751,296
Sr. Sec’d. Notes(d)	B3	7.000%	05/01/17	7,813	7,051,163
GMAC, Inc.,
Gtd. Notes	B3	6.625%	05/15/12	3,400	3,349,000
Gtd. Notes, Ser. 8	B3	6.750%	12/01/14	4,250	4,048,125
Gtd. Notes, 144A	B3	8.000%	03/15/20	2,275	2,206,750
Gtd. Notes, 144A	B3	8.300%	02/12/15	1,000	1,003,750
Notes	B3	6.875%	08/28/12	3,575	3,530,313
International Lease Finance Corp.,
Sr. Unsec’d. Notes(d)	B1	4.750%	01/13/12	1,600	1,496,000
Sr. Unsec’d. Notes, M.T.N.	B1	5.750%	06/15/11	1,675	1,620,562
Sr. Unsec’d. Notes	B1	6.375%	03/25/13	3,000	2,730,000
Sr. Unsec’d. Notes, 144A	B1	8.625%	09/15/15	5,695	5,239,400
Sr. Unsec’d. Notes, 144A	B1	8.750%	03/15/17	5,625	5,146,875
SLM Corp., Sr. Notes, M.T.N.	Ba1	8.000%	03/25/20	3,050	2,712,969

					61,311,364

Packaging — 2.8%
Berry Plastics Corp.,
Sec’d. Notes(a)	Caa1	4.132%	09/15/14	1,975	1,698,500
Sec’d. Notes(d)	Caa1	8.875%	09/15/14	4,600	4,416,000
Sr. Sec’d. Notes, 144A	Caa1	9.500%	05/15/18	2,675	2,394,125
BWAY Corp., Gtd. Notes	B3	10.000%	04/15/14	2,325	2,569,125
Crown Americas LLC, Gtd. Notes	Ba3	7.625%	11/15/13	796	811,920
Exopack Holding Corp., Gtd. Notes	B3	11.250%	02/01/14	7,650	7,965,562
Graham Packaging Co. LP, Gtd. Notes, 144A(d)	Caa1	8.250%	01/01/17	2,525	2,455,563
Graham Packaging Co., Inc., Gtd. Notes	Caa1	9.875%	10/15/14	2,730	2,750,475
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	3,200	3,132,000
Owens Brockway Glass Container, Inc.,
Gtd. Notes	Ba3	6.750%	12/01/14	250	250,625
Gtd. Notes	Ba3	8.250%	05/15/13	2,050	2,075,625
Plastipak Holdings, Inc., 144A
Sr. Notes (original cost $1,811,250; purchased 3/31/10-5/21/10)(b)(c)(d)	B3	8.500%	12/15/15	1,800	1,782,000
Sr. Notes (original cost $1,544,276; purchased 7/23/09)(b)(c)	B3	10.625%	08/15/19	1,580	1,722,200
Reynolds Group Escrow LLC, Sr. Sec’d. Notes, 144A	B1	7.750%	10/15/16	3,550	3,514,500
Solo Cup Co., Gtd. Notes(d)	Caa2	8.500%	02/15/14	1,371	1,264,747

					38,802,967

Paper — 1.6%
Cascades, Inc. (Canada), 144A(l)
Gtd. Notes	Ba3	7.750%	12/15/17	1,325	1,278,625
Gtd. Notes	Ba3	7.875%	01/15/20	1,500	1,485,000
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B1	11.500%	06/01/14	4,675	5,025,625
Domtar Corp.,
Gtd. Notes	Ba3	7.125%	08/15/15	1,250	1,312,500
Sr. Unsec’d. Notes	Ba3	10.750%	06/01/17	800	936,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $4,062,549; purchased 4/20/09)(c)	Ba2	8.250%	05/01/16	4,225	4,394,000
Graphic Packaging International, Inc., Gtd. Notes(d)	B3	9.500%	06/15/17	1,920	1,996,800
NewPage Corp.,(d)
Sec’d. Notes	Caa2	10.000%	05/01/12	5,850	3,400,312
Sr. Sec’d. Notes	B2	11.375%	12/31/14	500	467,500
P.H. Glatfelter, Gtd. Notes, 144A	Ba2	7.125%	05/01/16	1,650	1,567,500
Rock-Tenn Co., Gtd. Notes	Ba2	9.250%	03/15/16	500	528,750
Smurfit Kappa Treasury Funding Ltd. (Ireland), Gtd. Notes(l)	Ba2	7.500%	11/20/25	100	90,500

					22,483,112

Pipelines & Other — 0.9%
Amerigas Partners LP/Amerigas Eagle Finance Corp., Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	915	910,425
El Paso Corp.,
Notes, Ser. G, M.T.N.	Ba3	7.800%	08/01/31	750	705,123
Notes, Ser. G, M.T.N.	Ba3	8.050%	10/15/30	110	104,637
Sr. Unsec’d. Notes	Ba3	7.000%	05/15/11	330	338,042
Ferrellgas Partners LP, Sr. Unsec’d. Notes	B2	8.625%	06/15/20	2,350	2,332,375
Markwest Energy Partners LP, Gtd. Notes, Ser. B	B1	8.750%	04/15/18	1,415	1,429,150
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	350	361,563
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%	03/01/32	29	32,889
Targa Resources Partners LP,
Gtd. Notes	B2	8.250%	07/01/16	1,125	1,096,875

Gtd. Notes, 144A	B2	11.250%	07/15/17	4,175	4,488,125

					11,799,204

Real Estate Investment Trust
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	B3	6.500%	02/01/17	150	121,875

Retailers — 1.5%
Neiman Marcus Group, Inc. (The), Gtd. Notes, PIK(d)	Caa2	9.000%	10/15/15	3,372	3,291,695
Pantry, Inc. (The), Gtd. Notes	Caa1	7.750%	02/15/14	2,760	2,649,600
QVC, Inc., 144A(d)
Sr. Sec’d. Notes	Ba2	7.125%	04/15/17	2,490	2,421,525
Sr. Sec’d. Notes	Ba2	7.375%	10/15/20	2,475	2,400,750
Rite Aid Corp.,
Sr. Sec’d. Notes	Caa2	7.500%	03/01/17	2,275	2,047,500
Sr. Sec’d. Notes(d)	Caa2	10.375%	07/15/16	1,700	1,734,000
Susser Holdings LLC, Sr. Notes, 144A	B2	8.500%	05/15/16	3,400	3,357,500
Toys “R” US Property Co. LLC, Sr. Sec’d. Notes, 144A(d)	Ba2	8.500%	12/01/17	2,700	2,787,750

					20,690,320

Technology — 11.7%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A(d)	Ba3	8.125%	12/15/17	5,375	5,274,219
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	12,600	12,159,000
DuPont Fabros Technology LP, Gtd. Notes, 144A	Ba2	8.500%	12/15/17	4,375	4,418,750
Eastman Kodak Co., Sec’d. Notes, 144A(d)	Ba3	9.750%	03/01/18	2,575	2,555,688
First Data Corp., Gtd. Notes(d)	Caa1	9.875%	09/24/15	7,775	6,336,625
Freescale Semiconductor, Inc.,
Gtd. Notes	Caa2	8.875%	12/15/14	2,875	2,594,687
Sr. Sec’d. Notes, 144A	B2	9.250%	04/15/18	4,350	4,317,375
GXS Worldwide, Inc., Sr. Sec’d. Notes, 144A(d)	B2	9.750%	06/15/15	3,875	3,632,812
Iron Mountain, Inc., Gtd. Notes	B2	7.750%	01/15/15	250	251,250
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	3,935	4,151,425
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co. (Multinational), Sr. Notes, 144A	B2	10.500%	04/15/18	500	513,125
Nortel Networks Ltd. (Canada),(f)(l)
Gtd. Notes	NR	9.003%	07/15/11	3,000	2,325,000
Gtd. Notes	NR	10.125%	07/15/13	2,600	2,067,000
Gtd. Notes	NR	10.750%	07/15/16	9,790	7,832,000
NXP BV / NXP Funding LLC (Netherlands),(l)
Sr. Sec’d. Notes(a)	C	3.053%	10/15/13	900	776,250
Sr. Sec’d. Notes(d)	C	7.875%	10/15/14	22,375	20,640,938
Seagate HDD Cayman (Cayman Islands), Sr. Unsec’d. Notes, 144A(l)	Ba1	6.875%	05/01/20	8,000	7,600,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes(l)	Ba1	6.375%	10/01/11	6,126	6,256,178
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A(l)	Baa3	10.000%	05/01/14	7,295	8,179,519
Sensata Technologies BV (Netherlands), Gtd. Notes(l)	Caa1	8.000%	05/01/14	11,622	11,883,495
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	3,665	3,486,331
STATS ChipPAC Ltd. (Singapore),(l)
Gtd. Notes	Ba1	6.750%	11/15/11	2,221	2,218,224
Gtd. Notes	Ba1	7.500%	07/19/10	150	150,000
SunGard Data Systems, Inc.,
Gtd. Notes	Caa1	9.125%	08/15/13	1,415	1,429,150
Gtd. Notes(d)	Caa1	10.250%	08/15/15	9,690	9,799,012
Gtd. Notes	Caa1	10.625%	05/15/15	10,290	10,855,950
Unisys Corp.,
Sr. Sec’d. Notes, 144A	Ba3	12.750%	10/15/14	3,910	4,476,950
Sr. Sec’d. Notes, 144A	Ba3	14.250%	09/15/15	3,000	3,510,000
Sr. Unsec’d. Notes	Caa1	12.500%	01/15/16	4,321	4,688,285
Wireco Worldgroup, Inc., Sr. Unsec’d. Notes, 144A(d)	B3	9.500%	05/15/17	5,200	5,076,500

					159,455,738

Telecommunications — 3.4%
Cincinnati Bell, Inc., Gtd. Notes(d)	B3	8.750%	03/15/18	1,125	1,040,625
Clearwire Communications LLC, 144A
Sr. Sec’d. Notes	Caa1	12.000%	12/01/15	4,250	4,143,750
Sr. Sec’d. Notes(d)	Caa1	12.000%	12/01/15	14,015	13,594,550
Hawaiian Telcom Communications, Inc.,(b)(f)
Gtd. Notes, Ser. B	NR	8.765%	05/01/13	1,650	49,500
Gtd. Notes, Ser. B	NR	12.500%	05/01/15	3,740	374
New Communications Holdings, Inc., 144A
Sr. Notes	Ba2	8.250%	04/15/17	1,550	1,534,500
Sr. Notes(d)	Ba2	8.500%	04/15/20	2,000	1,970,000
Sr. Notes(d)	Ba2	8.750%	04/15/22	3,750	3,684,375

Nextel Communications, Inc.,
Gtd. Notes, Ser. E	Ba2	6.875%	10/31/13	950	909,625
Gtd. Notes, Ser. D	Ba2	7.375%	08/01/15	425	400,562
Qwest Communications International, Inc., Gtd. Notes, 144A	Ba3	7.125%	04/01/18	700	682,500
Qwest Corp.,
Sr. Unsec’d. Notes	Ba1	7.500%	10/01/14	760	799,900
Sr. Unsec’d. Notes	Ba1	7.625%	06/15/15	1,545	1,614,525
Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	150	157,125
Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	1,000	1,068,750
SBA Telecommunications, Inc., 144A
Gtd. Notes	Ba3	8.000%	08/15/16	1,040	1,071,200
Gtd. Notes	Ba3	8.250%	08/15/19	1,040	1,084,200
Sprint Capital Corp.,
Gtd. Notes	Ba3	6.875%	11/15/28	1,500	1,246,875
Gtd. Notes	Ba3	7.625%	01/30/11	375	381,563
Gtd. Notes	Ba3	8.375%	03/15/12	1,075	1,107,250
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba3	6.000%	12/01/16	2,415	2,149,350
Wind Acquisition Finance SA (Luxembourg), Gtd. Notes, 144A(l)	B2	11.750%	07/15/17	4,400	4,488,000
Windstream Corp.,
Gtd. Notes	Ba3	7.875%	11/01/17	610	574,925
Gtd. Notes	Ba3	8.625%	08/01/16	2,545	2,519,550

					46,273,574

Total corporate bonds					1,220,772,451

				Shares
COMMON STOCKS — 0.4%
Adelphia Recovery Trust, 13.00%(b)(g)				2,000,000	2,000
CenturyTel, Inc.				4,018	137,938
Dex One Corp.(g)				149,207	3,055,759
HF Holdings, Inc.(g)				4,375	44
Mirant Corp.(g)				3,283	40,775
Neenah Enterprises, Inc.(g)				3,902	58
Peachtree Cable Assoc. Ltd.(b)(g)				31,559	316
Sprint Nextel Corp.(g)				28,675	147,103
WKI Holding Co., Inc.(b)(g)				6,031	53,073
Xerox Corp.				169,797	1,580,810
Zemex Minerals Group(b)				171	2

Total common stocks					5,017,878

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC, Ser. A (original cost $0; purchased 5/27/98)(b)(c)(k)				2,000	472,000
Cable
Escrow Pfd Adelphia(b)(g)				20,000	20
PTV, Inc., Ser. A, 10.00%(g)(l)				9	1

					21

Total preferred stocks					472,021

			Expiration Date
WARRANTS(g)
Chemicals
Hercules, Inc.			3/31/29	230	10,397
Paper
Smurfit Kappa Group PLC (Ireland), 144A(b)(l)			10/1/13	275	1,400

Total warrants					11,797	(m)

Total long-term investments (cost $1,313,940,396)					1,323,539,214

SHORT-TERM INVESTMENTS — 17.8%
Affiliated Mutual Funds
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (i)				44,199	386,300
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $241,946,476; includes $219,359,447 of cash collateral received for securities on loan)(h)(i)				241,946,476	241,946,476

Total short-term investments (cost $242,377,733)	242,332,776

Total Investments — 114.9% (cost $1,556,318,129)(j)(n)	1,565,871,990

Liabilities in excess of other assets(o) (14.9)%	(203,267,479)

Net Assets — 100.0%	$1,362,604,511

*	The ratings reflected are as of May 31, 2010. Ratings of certain bonds may have changed subsequent to that date.

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
LLC—Limited Liability Company
LP—Limited Partnership
M.T.N.—Medium Term Notes
NR—Not Rated by Moody’s or Standard & Poor’s
PIK—Payment-in-Kind

(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at May 31, 2010.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $71,892,836. The aggregate value of $76,051,615 is approximately 5.6% of net assets.
(d)	All or a portion of security is on loan. The aggregate market value of such securities is $213,275,200; cash collateral of $219,359,447 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Standard & Poor’s Rating.
(f)	Represents issuer in default on interest payments; non-income producing security.
(g)	Non-income producing security.
(h)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund and the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(j)	As of May 31, 2010, 13 securities representing $4,581,618 and 0.3% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(k)	Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.
(l)	US$ denominated foreign securities.
(m)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure of May 31, 2010.
(n)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Unrealized Appreciation
$1,561,943,805	$68,914,303	$(64,986,118)	$3,928,185

The difference between book basis and tax basis is primarily attributable to the deferred losses on wash sales, the differences in the treatment of accreting market discount and premium amortization.

(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at May 31, 2010:

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank, PLC	6/20/2019	$2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/1/16	$(136,333)	$(33,760)	$(102,573)
Deutsche Bank AG	9/20/2013	2,845	1.000%	Masco Corp., 6.125%, 10/3/16	37,481	88,947	(51,466)
Goldman Sachs International	6/20/2019	2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/1/16	(136,333)	(12,225)	(124,108)
JPMorgan Chase Bank	12/20/2013	5,000	3.350%	Seagate Techology HHD Holdings, 6.800%, 10/1/16	(197,394)	1,467	(198,861)
JPMorgan Chase Bank	12/20/2013	5,000	6.500%	Tenet Healthcare Corp., 7.375%, 2/1/13	(291,569)	2,846	(294,415)

					$(724,148)	$47,275	$(771,423)

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at May 31, 2010 (4)	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit Default Swaps on Corporate Issues-Sell Protection(2):
Deutsche Bank AG	12/20/2014	$6,000	5.000%	Ford Motor Co., 6.500%, 8/1/18	6.767%	$(181,912)	$(783,333)	$601,421
Goldman Sachs International	3/20/2016	1,850	4.100%	NRG Energy, Inc., 7.250%, 2/1/14	5.443%	(130,038)	—	(130,038)

						$(311,950)	$(783,333)	$471,383

#	Notional amount is shown in U.S. dollars unless otherwise stated.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of May 31, 2010

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Securities	$—	$9,461,120	$4,041,085
Bank Loans	—	82,465,753	1,297,109
Corporate Bonds	—	1,220,769,770	2,681
Common Stocks	4,962,443	—	55,435
Preferred Stocks	1	—	472,020
Warrants	1,400	—	10,397
Affiliated Mutual Funds	242,332,776	—	—
Other Financial Instruments*
Credit Default Swap Agreements	—	(300,040)	—

Total	$247,296,620	$1,312,396,603	$5,878,727

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset Backed Securities	Bank Loans	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants
Balance as of 8/31/09	$1,179,113	$17,036,662	$41,317	$55,391	$314,020	$7,976
Realized gain (loss)	—	—	—	—	—	(3,521,438)
Net amortization/accretion	112,594	52,988	1,001	—	—	—
Change in unrealized appreciation (depreciation)	2,923,387	135,712	14,744	—	158,000	3,523,859
Net purchases (sales)	(174,009)	(58,253)	(54,381)	44	—	—
Transfers in and/or out of Level 3	—	(15,870,000)	—	—	—	—

Balance as of 5/31/2010	$4,041,085	$1,297,109	$2,681	$55,435	$472,020	$10,397

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Swaps are valued by “marking-to-market” the unrealized gains and losses daily.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund (the “Portfolios”) of Prudential Investment Portfolios 2. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential High Yield Fund, Inc. (f/k/a Dryden High Yield Fund, Inc.)

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date July 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date July 28, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 28, 2010

*	Print the name and title of each signing officer under his or her signature.